Stockholders’ Equity (Details)																												1 Months Ended							2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 09, 2026 USD ($) shares	Jun. 08, 2026 USD ($) shares	May 05, 2026 USD ($) $ / shares shares	Apr. 28, 2026 USD ($) shares	Apr. 27, 2026 USD ($) $ / shares shares	Mar. 13, 2026 USD ($) $ / shares shares	Dec. 03, 2025 USD ($) $ / shares shares	Nov. 21, 2025 USD ($)	Oct. 08, 2025 USD ($)	Aug. 08, 2025	Aug. 01, 2025	Jul. 18, 2025 shares	Jun. 06, 2025 shares	Mar. 26, 2025 $ / shares shares	Mar. 17, 2025 USD ($) shares	Feb. 28, 2025 shares	Dec. 27, 2024 USD ($) shares	Nov. 13, 2024 USD ($) $ / shares shares	Nov. 06, 2024 USD ($) shares	Oct. 29, 2024 USD ($) $ / shares shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Aug. 01, 2024 USD ($) shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	Nov. 04, 2022 USD ($) shares	Apr. 30, 2026 USD ($) $ / shares shares	Jan. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 shares	Jun. 03, 2026 USD ($)	May 28, 2026 USD ($)	Apr. 30, 2026 $ / shares	Mar. 06, 2026 USD ($)	Feb. 11, 2026 USD ($)	Feb. 10, 2026 USD ($)	Jan. 26, 2026 $ / shares	Jul. 31, 2025 $ / shares	Jul. 17, 2025 USD ($)	Dec. 06, 2024 $ / shares	Nov. 06, 2024 $ / shares	Nov. 05, 2024 shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized (in Shares) | shares																														500,000,000							500,000,000					500,000,000
Common stock, par value (in Dollars per share) | $ / shares																														$ 0.0001							$ 0.0001					$ 0.0001
Preferred stock, shares authorized (in Shares) | shares																														50,000,000							50,000,000					50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																														$ 0.0001							$ 0.0001					$ 0.0001
Preferred stock, shares issued (in Shares) | shares
Common stock, shares issued (in Shares) | shares																														206,473,533							290,948,677					206,473,533
Common stock, shares outstanding (in Shares) | shares																														206,473,533							290,948,677					206,473,533
Shares issued for settlement, value																																					$ 69,335
Stock-based compensation																																					(4,704,128)					$ 8,777,574
Former employees severance																																					(14,516)					19,162,500
Fair value of shares vested																																					$ 1,455,098
Share-based payments																																										$ 7,941,754		$ 0
Number of shares issued (in Shares) | shares																10,000,000
Conversion price (in Dollars per share) | $ / shares																														$ 10							$ 10					$ 10
Accounts payable and accrued liabilities																																					$ 7,845,379
Accounts payable																														$ 48,122,947							29,168,907					$ 48,122,947
Issuance of preferred stock
Granted (in Dollars per share) | $ / shares																																											$ 2.32
Terminated Employees [Member]
Class of Stock [Line Items]
Stock-based compensation																																					(5,502,156)
Former employees severance																																					$ 1,127,739
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock (in Shares) | shares																														17,900,000							17,900,000					17,900,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued for settlement (in Shares) | shares																																					275,144
Shares issued for settlement, value																																					$ 27
Subsequent Events [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																																																					$ 0.0001
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs																														$ 43,792,746							$ 7,521,828					$ 43,792,746
Weighted-average period of recognition																																					2 years 10 months 6 days					3 years 18 days
Granted (in Shares) | shares																																					6,600,180
Contractor [Member]
Class of Stock [Line Items]
Share-based payments																																										$ 835,818
Contractors [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs																														901,247												$ 901,247
Weighted-average period of recognition																																										2 years 5 months 8 days
Tranche One [Member]
Class of Stock [Line Items]
Convertible debt																														45,032,000												$ 45,032,000
Tranche Two [Member]
Class of Stock [Line Items]
Convertible debt																														$ 11,258,000												$ 11,258,000
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common stock available for issuance (in Shares) | shares													10,449,264
Common stock outstanding percentage													5.00%
DevvStream Corp [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share) | $ / shares
Conversion of stock shares issued (in Shares) | shares																																			900,756
Exchange ratio																																													0.0152934
Common stock, shares issued (in Shares) | shares																												16,131,164				3,541,668			16,131,164	16,131,164				16,131,164			3,541,668		1,163,871
Common stock, shares outstanding (in Shares) | shares																												16,131,164				3,541,668			16,131,164	16,131,164				16,131,164			3,541,668		1,163,871
Stock-based compensation																																								$ 122,421	$ 484,577		$ 582,966		$ 1,290,327
Share-based payments																																								87,154			488,569
Number of shares issued (in Shares) | shares																				9,176				2,549	6,372	9,176
Proceeds from issuance of private placement investment																																								2,000,004	2,230,000		2,230,000
Convertible debt																												$ 250,000							$ 250,000	$ 250,000				250,000
Inducement expense																																				3,599,981				3,599,981
Shares issued upon conversion of convertible debt (in Shares) | shares																					2,244
Fair value of mandatory convertible debt before conversion to equity																					$ 49,500
Derivative liability carrying value																											$ 1,836,666					$ 72,500											72,500		919,250
Accounts payable and accrued liabilities																	$ 1,225,000
Conversion of principal																																			3,188,250
Number of shares issued for settlement of accounts payable (in Shares) | shares																						1,596
Fair value of shares issued for settlement of accounts payable																						$ 47,904
Accounts payable																						39,527						$ 9,672,211				$ 10,682,665			$ 9,672,211	$ 9,672,211				9,672,211			10,682,665		6,097,902
Loss on settlement of accounts payable																						$ (8,377)																		17,007	899,015		$ 899,015
Number of shares issued due to warrants exercise (in Shares) | shares																				9,176			121,995	2,549	6,372	9,176						121,995											121,995																9,176
Exercise price of per share | (per share)					$ 0.0001																			$ 13.08	$ 13.08	$ 13.08																															$ 1.52		$ 13.08	$ 67.3
Proceeds from warrant																				$ 86,237																					86,237		$ 86,237		$ 176,113
Fair value of warrants exercised																				303,492			$ 141,096
Value of shares retained																																									585,155		585,155
Number of shares issued for settlement of accounts payable and accrued liabilities (in Shares) | shares																	41,247
Fair value of shares issued for settlement of accounts payable and accrued liabilities																	$ 317,608		$ 10,523,400
Number of shares issued to various parties (in Shares) | shares																			169,480
Gross proceeds from various parties																			$ 2,250,000
Receivable from various parties for shares issued																																								$ 20,000			$ 20,000
Gain on settlement of accounts payable and accrued liabilities																	$ 907,392
Issued on RTO (in Shares) | shares																											121,995
Weighted average remaining contractual life											4 years 2 months 12 days																																4 years 10 months 24 days		7 years 1 month 2 days
Granted (in Shares) | shares														50,000																													50,000		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in Shares) | shares																			58,644									98,644				108,644			98,644	98,644				98,644			108,644		62,772
Intrinsic value of options outstanding
Intrinsic value of options exercisable
Commitment																				$ 125,000
Repayment of convertible debentures from equity line of credit drawdown proceeds																																$ 448,151								$ (580,233)			$ (448,151)
Granted (in Dollars per share) | $ / shares														$ 2.32																													$ 2.32
Term of options granted to officers																																											5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																																											12 months
Number of equal installments for vesting																																											24
DevvStream Corp [Member] | Share Purchase Warrants [Member]
Class of Stock [Line Items]
Number of shares issued due to warrants exercise (in Shares) | shares																				600,000								1,122				1,122			1,122	1,122				1,122			1,122																600,000
Exercise price of per share | $ / shares																																																	$ 67.3					$ 67.3
Conversion rate																																											0.09692
Issued on RTO (in Shares) | shares																																								250,025			22,699,987
DevvStream Corp [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of shares issued (in Shares) | shares					250,025
Gross proceeds					$ 250,000
Exercise price of per share | $ / shares					$ 0.9999
Shares issued																																								$ 250,025
DevvStream Corp [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Issued on RTO (in Shares) | shares																																											11,200,000
Period to file registration statement																																								20 days			20 days
Period for registration statement to become effective																																								60 days			60 days
Product value issued upon exercise of warrant (in Dollars per share) | $ / shares																																								$ 0.361			$ 0.361
Number of trading days																																								10 days			10 days
Number of trading days ending before notice of redemption																																								3 days			3 days
DevvStream Corp [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Issued on RTO (in Shares) | shares																																											11,499,987
DevvStream Corp [Member] | SPAC Warrants [Member]
Class of Stock [Line Items]
Exercise price of per share | $ / shares																												$ 1.52				$ 1.52			$ 1.52	$ 1.52				$ 1.52			$ 1.52
Conversion rate																																								0.09692			0.09692
Share price threshold for exercise price adjustment (in Dollars per share) | $ / shares																												$ 92				$ 92			$ 92	$ 92				$ 92			$ 92
Threshold percentage of total equity proceeds for exercise price adjustment																												60.00%				60.00%			60.00%	60.00%				60.00%			60.00%
Measurement period for determining market value																																								20 days			20 days
Exercise price adjustment percentage for warrants																												115.00%				115.00%			115.00%	115.00%				115.00%			115.00%
Upper redemption trigger percentage for warrants																												180.00%				180.00%			180.00%	180.00%				180.00%			180.00%
Newly issued price per share for warrant adjustment (in Dollars per share) | $ / shares																																																								$ 13.2
Market value (in Dollars per share) | $ / shares																																																								9.4
Warrant reference price (in Dollars per share) | $ / shares																																																								$ 13.2
Upper redemption trigger price (in Dollars per share) | $ / shares																												$ 23.9				$ 23.9			$ 23.9	$ 23.9				$ 23.9			$ 23.9
Lower redemption trigger price (in Dollars per share) | $ / shares																												$ 13.2				$ 13.2			$ 13.2	$ 13.2				$ 13.2			$ 13.2
Original exercise ratio for warrants																												1				1			1	1				1			1
Exercise ratio for warrants after RTO																												0.9692				0.9692			0.9692	0.9692				0.9692			0.9692
Exercise ratio for warrants after reverse stock split																															0.09692
DevvStream Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding (in Shares) | shares																																													1,163,871	1,145,774
Number of shares issued (in Shares) | shares																																				201,000		160,600		1,412,000	160,600		845,700
Conversion price (in Dollars per share) | $ / shares																		$ 8.67
Shares issued upon conversion of convertible debt (in Shares) | shares																																				4,965,908				4,965,908
Number of shares retained (in Shares) | shares																																									55,729		55,729
Number of trading days																																								20 days			20 days
Trading day threshold period																																								30 days			30 days
Shares cancelled for termination of carbon credit purchase agreements (in Shares) | shares																																											(155,000)
DevvStream Corp [Member] | Exercise Price $1.52 [Member] | Share Purchase Warrants [Member]
Class of Stock [Line Items]
Exercise price of per share | $ / shares																												$ 1.52							$ 1.52	$ 1.52				$ 1.52
DevvStream Corp [Member] | Exercise Price $1.52 [Member] | SPAC Warrants [Member]
Class of Stock [Line Items]
Exercise price of per share | $ / shares																																$ 1.52											$ 1.52
DevvStream Corp [Member] | FCS [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition (in Shares) | shares																			200,000
Value of shares issued for acquisition																			$ 1,220,000
Percentage of interest acquired																			50.00%
Value of shares issued for acquisition																			$ 1,220,000
DevvStream Corp [Member] | Carbon Credits [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition (in Shares) | shares																			324,987
Value of shares issued for acquisition																			$ 1,982,424
Value of shares issued for acquisition																			$ 1,982,424
Shares cancelled for termination of carbon credit purchase agreements (in Shares) | shares																																155,000
DevvStream Corp [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based payments																																								$ 86,478	$ 245,705		$ 510,325		$ 597,587
Intrinsic value of options outstanding																												$ 0							$ 0	$ 0				0
Intrinsic value of options exercisable																												$ 0							$ 0	$ 0				$ 0
Granted (in Shares) | shares														30,586																										0	0		30,586		17,789
DevvStream Corp [Member] | Option [Member]
Class of Stock [Line Items]
Share-based payments																																								$ 35,943	$ 52,856		$ 72,641		$ 692,740
Granted (in Shares) | shares																																								0	0
DevvStream Corp [Member] | Conversion Agreement with Focus Impact Partners and Focus Impact Sponsor [Member]
Class of Stock [Line Items]
Conversion of stock shares issued (in Shares) | shares						4,721,289
Conversion price (in Dollars per share) | $ / shares						$ 0.9026
Convertible debt						$ 4,053,273
Inducement expense						$ 3,349,981
Inducement shares (in Shares) | shares						4,229,774
Floor conversion price (in Dollars per share) | $ / shares						$ 8.67
Shares issued upon conversion of convertible debt (in Shares) | shares						254,045
Fair value of mandatory convertible debt before conversion to equity						$ 201,203
Carrying value fair value						188,519
Derivative liability carrying value						74,000
Gain (loss) on settlement of equity transaction						$ 61,316
Number of shares issued for settlement of accrued liabilities (in Shares) | shares						1,107,910
Fair value of shares issued for settlement of accrued liabilities						$ 877,465
Accounts payable and accrued liabilities						1,000,000
Gain on settlement						$ 122,535
DevvStream Corp [Member] | Tranche One [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																																											36 months
Vesting percentage														70.00%																													10.00%
Frequency of vesting period																																											6 months
DevvStream Corp [Member] | Tranche Two [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vesting percentage														15.00%																													15.00%
Frequency of vesting period																																											6 months
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrant redemption price (in Dollars per share) | $ / shares																												$ 0.1				$ 0.1			$ 0.1	$ 0.1				$ 0.1			$ 0.1
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Number of trading days																																								20 days			20 days
Trading day threshold period																																								30 days			30 days
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrant redemption price (in Dollars per share) | $ / shares																												$ 0.01				$ 0.01			$ 0.01	$ 0.01				$ 0.01			$ 0.01
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Number of trading days																																								20 days			20 days
Trading day threshold period																																								30 days			30 days
General And Administrative Expenses [Member] | Remaining Employees [Member]
Class of Stock [Line Items]
Stock-based compensation																																					$ 798,028
Contractor [Member]
Class of Stock [Line Items]
Share-based payments																																					524,325		$ 0
Contractors [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs																																					$ 0
Granted (in Shares) | shares
Southern Energy Renewables Inc. [Member] | DevvStream Corp [Member] | Agreement And Plan Of Merger [Member]
Class of Stock [Line Items]
Percentage of common shares on fully diluted basis							70.00%
Private placement investment (in Shares) | shares							128,370
Proceeds from issuance of private placement investment							$ 2,000,004
Share price (in Dollars per share) | $ / shares							$ 15.58
DevvStream Holding Inc [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion rate																			0.152934
Number of shares retained (in Shares) | shares																			515,920
Value of shares retained																			$ 3,147,117
Number of shares issued for settlement of accounts payable and accrued liabilities (in Shares) | shares																			300,052
Fair value of shares issued for settlement of accounts payable and accrued liabilities																			$ 1,830,318
Focus Impact Partners, LLC [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares retained (in Shares) | shares																		55,729
Value of shares retained																		$ 585,155
DevvStream Holding Inc [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion rate																			0.152934
Number of shares retained (in Shares) | shares																			515,920
Value of shares retained																			$ 3,147,117
Number of shares issued for settlement of accounts payable and accrued liabilities (in Shares) | shares																			300,052
Fair value of shares issued for settlement of accounts payable and accrued liabilities																			$ 1,830,318
Helena I [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares issued (in Shares) | shares												8,986,320			16,666														500,000	411,000	300,000	350,500	334,600	160,600
Gross proceeds															$ 58,333														$ 630,100	$ 821,238	$ 756,600	$ 1,794,694	$ 1,051,857	$ 481,530
Share price (in Dollars per share) | $ / shares																				$ 7.5
Convertible debt																												$ 615,255							$ 615,255	$ 615,255				$ 615,255										$ 700,000
Number of shares retained (in Shares) | shares															16,666
Value of shares retained															$ 58,333
Shares issued (in Shares) | shares																			50,000	50,000								2,257,700				845,700			2,257,700	2,257,700				2,257,700			845,700																50,000
Deferred financing Cost															125,000				$ 305,000
Number of trading days																				5 days																							10 days
Commitment															$ 125,000
Helena I [Member] | DevvStream Corp [Member] | Subsequent Events [Member]
Class of Stock [Line Items]
Number of shares issued (in Shares) | shares	3,333,561	3,016,649	3,600,000
Gross proceeds			$ 738,000
Convertible debt		$ 295,000																																														$ 10,000,000
Conversion of principal	$ 325,000	$ 295,000	$ 2,400,000
Number of trading days		10 days
Crypto Strategy Convertible Debt [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion of stock shares issued (in Shares) | shares																																			4,965,908
Number of shares issued (in Shares) | shares																												201,000
Gross proceeds																												$ 112,992
Convertible debt																												$ 3,272,313							$ 3,272,313	$ 3,272,313				$ 3,272,313												$ 9,000,000			$ 300,000,000
Conversion of principal																																			$ 250,000
Number of trading days																																								5 days			5 days
Crypto Strategy Convertible Debt [Member] | Helena I [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion of stock shares issued (in Shares) | shares				900,756																															4,965,908
Convertible debt				$ 3,272,313
Conversion of principal				$ 250,000																															$ 3,188,250
Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in Shares) | shares																														500,000,000												500,000,000		500,000,000
Common stock, par value (in Dollars per share) | $ / shares																														$ 0.0001												$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in Shares) | shares																														50,000,000												50,000,000		50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																														$ 0.0001												$ 0.0001		$ 0.0001
Preferred stock, shares issued (in Shares) | shares
Common stock, shares issued (in Shares) | shares																														206,473,533												206,473,533		140,227,818
Common stock, shares outstanding (in Shares) | shares																														206,473,533												206,473,533		140,227,818
Accounts payable																														$ 40,277,568												$ 40,277,568		$ 8,474,052
Issuance of preferred stock
Previously Reported [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Granted (in Shares) | shares																																										5,334,000
Previously Reported [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in Shares) | shares																																																										1,000,000
Common stock, shares outstanding (in Shares) | shares
Previously Reported [Member] | DevvStream Corp [Member] | Subsequent Events [Member]
Class of Stock [Line Items]
Exchange ratio										0.1
Previously Reported [Member] | DevvStream Corp [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Granted (in Shares) | shares																																													1,163,572
Previously Reported [Member] | DevvStream Corp [Member] | Option [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in Shares) | shares																																													4,105,000
Maximum [Member] | Helena I [Member] | DevvStream Corp [Member] | Subsequent Events [Member]
Class of Stock [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 0.2776
Minimum [Member] | DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Share price (in Dollars per share) | $ / shares																												$ 13.2				$ 13.2			$ 13.2	$ 13.2				$ 13.2			$ 13.2
Notice period to redeem warrants																																								30 days			30 days
Minimum [Member] | DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Share price (in Dollars per share) | $ / shares																												$ 23.9				$ 23.9			$ 23.9	$ 23.9				$ 23.9			$ 23.9
Notice period to redeem warrants																																								30 days			30 days
Minimum [Member] | Helena I [Member] | DevvStream Corp [Member] | Subsequent Events [Member]
Class of Stock [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 0.2659
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in Shares) | shares																														500,000,000							500,000,000					500,000,000
Common stock, par value (in Dollars per share) | $ / shares																														$ 0.0001							$ 0.0001					$ 0.0001
Preferred stock, shares authorized (in Shares) | shares																														50,000,000							50,000,000					50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																														$ 0.0001							$ 0.0001					$ 0.0001
Preferred stock, shares issued (in Shares) | shares																																					0
Warrants to purchase common stock (in Shares) | shares																														29,349,264							29,871,727					29,349,264
Shares converted (in Shares) | shares																																					4,670,544					4,670,544
Conversion of stock shares issued (in Shares) | shares																																					5,322,463					5,322,463
Shares issued for settlement (in Shares) | shares																																					275,144
Shares issued for settlement, value																																					$ 69,336
Shares issued								$ 102,233	$ 68,214
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock (in Shares) | shares																														17,900,000							17,900,000					17,900,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued (in Shares) | shares																																										2,150,000
Shares issued																																										$ 861,228
Common Class A [Member] | Sponsor [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares issued (in Shares) | shares																			300,052
Gain (loss) on settlement of equity transaction																			$ 8,693,082
Common Class A [Member] | Previously Reported [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in Shares) | shares																																																										500,000,000
Common Class B [Member]
Class of Stock [Line Items]
Shares converted (in Shares) | shares																																					651,919					651,919
Common Class B [Member] | Previously Reported [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in Shares) | shares																																																										50,000,000
Common Stock [Member]
Class of Stock [Line Items]
Exchange ratio																																					0.6862					0.6862
Common stock, shares issued (in Shares) | shares																														206,473,533												206,473,533
Common stock, shares outstanding (in Shares) | shares																														206,473,533												206,473,533		140,227,818
Class A [Member] | Sponsor [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares issued (in Shares) | shares																			300,052
Gain (loss) on settlement of equity transaction																			$ 8,693,082
Series A Preferred Stock [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Investment percentage																																																			100.00%
Subscription received																												$ 900,000							$ 900,000	$ 900,000				$ 900,000
Long-term advance																												$ 900,000							$ 900,000	$ 900,000				$ 900,000
Series A Preferred Stock [Member] | DevvStream Corp [Member] | Subsequent Events [Member]
Class of Stock [Line Items]
Investment percentage																																															100.00%
Working capital																																															$ 1,000,000
Series A Preferred Stock [Member] | Maximum [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Issuance of preferred stock																																																			$ 5,000,000
Series A Preferred Stock [Member] | Maximum [Member] | DevvStream Corp [Member] | Subsequent Events [Member]
Class of Stock [Line Items]
Issuance of preferred stock																																															$ 6,000,000
Subordinate Voting Shares [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Shares converted (in Shares) | shares																																													76,103,123	74,919,790
Subordinate Voting Shares [Member] | DevvStream Corp [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares to be issues upon exchange of units (in Shares) | shares																																1											1
Subordinate Voting Shares [Member] | Previously Reported [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion of stock shares issued (in Shares) | shares																																													10	10
Common stock, shares outstanding (in Shares) | shares																																													29,603,123	28,419,790